Disclosure of classes of share capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Beginning Balance (shares)	201,829,207	196,995,607
Beginning Balance	$ 416,425	$ 414,409
Issued pursuant to asset acquisition (shares)		2,000,000
Issued pursuant to asset acquisition		$ 8,395
Issued pursuant to exercise of sharebased options (shares)	1,620,750	2,833,600
Issued pursuant to exercise of sharebased options	$ 3,572	$ 5,235
Ending Balance (shares)	203,449,957	201,829,207
Ending Balance	$ 429,970	$ 416,425
Share capital [Member]
Statement [Line Items]
Beginning Balance	556,256	540,133
Issued pursuant to asset acquisition		8,395
Issued pursuant to exercise of sharebased options	5,185	7,728
Ending Balance	$ 561,441	$ 556,256